Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Components of premises and equipment at December 31 are as follows:

	2012	2011
	(In Thousands)
Land and improvements	$2,238	$2,228
Buildings and improvements	9,494	9,244
Furniture and equipment	3,998	3,801
	15,730	15,273
Accumulated depreciation	(8,404)	(7,794)

	$7,326	$7,479

Operating Leases of Lessee Disclosure [Table Text Block]
2013	$ 321
2014	312
2015	309
2016	239
2017	189
Thereafter	1,868
$3,238